Carrying Value of Long-Term Debt of Outstanding (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Total long-term debt	$ 2,600	$ 2,611
$500 Million, 6.45% Due June 1, 2016
Debt Instrument [Line Items]
Senior notes, carrying amount	517	523
$500 Million, 7.20% Due June 15, 2018
Debt Instrument [Line Items]
Senior notes, carrying amount	505	506
$300 Million, 6.30% due August 1, 2018
Debt Instrument [Line Items]
Senior notes, carrying amount	314	317
$600 Million, 3.15% Due December 1, 2022
Debt Instrument [Line Items]
Senior notes, carrying amount	598	598
$250 Million, 8.15% Due June 15, 2038
Debt Instrument [Line Items]
Senior notes, carrying amount	266	267
$400 Million, 4.625% Due December 1, 2042
Debt Instrument [Line Items]
Senior notes, carrying amount	$ 400	$ 400